LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.05%
Aerospace & Defense–2.59%
General Dynamics Corp.	30,202	$10,365,930
General Electric Co.	16,560	4,699,231
Howmet Aerospace, Inc.	17,075	3,935,105
Huntington Ingalls Industries, Inc.	11,274	4,282,993
L3Harris Technologies, Inc.	3,608	1,245,301
Lockheed Martin Corp.	14,157	8,556,349
Northrop Grumman Corp.	3,362	2,293,691
RTX Corp.	29,438	5,678,590
Textron, Inc.	52,694	4,613,887
		45,671,077
Air Freight & Logistics–0.17%
FedEx Corp.	7,955	2,833,412
United Parcel Service, Inc. Class B	1,405	138,224
		2,971,636
Automobiles–2.54%
Ford Motor Co.	73,683	850,302
General Motors Co.	185,538	13,822,581
†Tesla, Inc.	81,036	30,125,133
		44,798,016
Banks–2.61%
Bank of America Corp.	175,355	8,548,556
Citigroup, Inc.	65,499	7,428,242
JPMorgan Chase & Co.	83,934	24,690,025
Wells Fargo & Co.	66,770	5,315,560
		45,982,383
Beverages–0.67%
†Boston Beer Co., Inc. Class A	4,370	1,006,848
Coca-Cola Consolidated, Inc.	108	20,708
†Monster Beverage Corp.	76,211	5,522,249
PepsiCo, Inc.	34,407	5,343,063
		11,892,868
Biotechnology–3.26%
AbbVie, Inc.	76,326	16,600,142
Amgen, Inc.	28,010	9,855,318
†Biogen, Inc.	20,233	3,709,316
†Exelixis, Inc.	77,898	3,341,045
Gilead Sciences, Inc.	79,057	11,018,174
†Halozyme Therapeutics, Inc.	35,390	2,287,256
†Incyte Corp.	10,155	955,789
Regeneron Pharmaceuticals, Inc.	4,767	3,683,175
†United Therapeutics Corp.	10,182	6,037,722
		57,487,937
Broadline Retail–3.62%
†Amazon.com, Inc.	299,697	62,417,894
Macy's, Inc.	79,840	1,444,306
		63,862,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.46%
A.O. Smith Corp.	13,579	$895,399
Advanced Drainage Systems, Inc.	10,321	1,415,319
†Builders FirstSource, Inc.	8,417	692,972
Johnson Controls International PLC	7,954	1,041,576
Masco Corp.	24,441	1,475,503
Owens Corning	12,268	1,327,643
Trane Technologies PLC	3,211	1,338,152
		8,186,564
Capital Markets–4.48%
Affiliated Managers Group, Inc.	14,898	4,122,277
Ameriprise Financial, Inc.	8,988	3,994,267
Bank of New York Mellon Corp.	116,209	13,785,874
Blackrock, Inc.	1,610	1,548,353
Charles Schwab Corp.	51,140	4,806,137
Goldman Sachs Group, Inc.	14,098	11,926,767
Invesco Ltd.	67	1,627
Janus Henderson Group PLC	36,730	1,886,820
Moody's Corp.	17,720	7,730,350
Morgan Stanley	63,089	10,382,557
Nasdaq, Inc.	19	1,613
Northern Trust Corp.	6,704	935,677
S&P Global, Inc.	1,025	435,974
SEI Investments Co.	30,056	2,358,494
State Street Corp.	65,768	8,323,598
T. Rowe Price Group, Inc.	64,970	5,856,396
XP, Inc. Class A	51,641	983,245
		79,080,026
Chemicals–0.58%
CF Industries Holdings, Inc.	54,507	7,077,189
Corteva, Inc.	23	1,925
Linde PLC	3,050	1,512,068
Mosaic Co.	2,794	71,247
Sherwin-Williams Co.	4,799	1,538,320
		10,200,749
Commercial Services & Supplies–0.52%
Cintas Corp.	46,005	7,781,286
Rollins, Inc.	32	1,709
Veralto Corp.	16,655	1,472,635
		9,255,630
Communications Equipment–0.98%
†Arista Networks, Inc.	33,599	4,125,285
Cisco Systems, Inc.	141,035	10,942,906
Ubiquiti, Inc.	2,801	2,213,602
		17,281,793
Construction & Engineering–0.25%
Comfort Systems USA, Inc.	932	1,285,219
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
EMCOR Group, Inc.	1,631	$1,204,183
Valmont Industries, Inc.	4,751	1,898,357
		4,387,759
Construction Materials–0.22%
CRH PLC	36,288	3,814,595
		3,814,595
Consumer Finance–0.31%
Synchrony Financial	79,426	5,402,556
		5,402,556
Consumer Staples Distribution & Retail–2.45%
Albertsons Cos., Inc. Class A	539,943	9,200,629
Costco Wholesale Corp.	3,899	3,885,080
Dollar General Corp.	7,327	869,935
†Dollar Tree, Inc.	548	60,011
Kroger Co.	139,024	10,059,777
Target Corp.	20,274	2,457,209
Walmart, Inc.	134,800	16,752,944
		43,285,585
Containers & Packaging–0.06%
Crown Holdings, Inc.	1,551	155,488
Smurfit Westrock PLC	24,800	988,280
		1,143,768
Diversified Telecommunication Services–1.43%
AT&T, Inc.	262,971	7,623,530
Comcast Corp. Class A	238,844	6,857,211
Verizon Communications, Inc.	215,776	10,831,955
		25,312,696
Electric Utilities–1.76%
American Electric Power Co., Inc.	39,869	5,226,028
Edison International	119,854	8,770,916
Entergy Corp.	17	1,910
Exelon Corp.	41,342	2,026,585
FirstEnergy Corp.	177,217	8,977,813
NRG Energy, Inc.	12,747	1,862,847
PG&E Corp.	237,253	4,168,535
		31,034,634
Electrical Equipment–0.36%
Acuity, Inc.	6,013	1,684,963
GE Vernova, Inc.	3,663	3,197,433
Sensata Technologies Holding PLC	42,878	1,510,163
		6,392,559
Electronic Equipment, Instruments & Components–0.15%
Amphenol Corp. Class A	15,057	1,902,452
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	11	$1,856
TE Connectivity PLC	3,800	794,276
		2,698,584
Entertainment–1.54%
Electronic Arts, Inc.	9,306	1,897,214
†Netflix, Inc.	133,536	12,839,486
Walt Disney Co.	117,491	11,323,783
†Warner Bros Discovery, Inc.	39,769	1,092,057
		27,152,540
Financial Services–4.89%
†Berkshire Hathaway, Inc. Class B	50,016	23,967,667
Mastercard, Inc. Class A	49,141	24,553,792
MGIC Investment Corp.	143,104	3,756,480
Visa, Inc. Class A	86,191	26,050,368
Western Union Co.	921,129	8,041,456
		86,369,763
Food Products–0.00%
Archer-Daniels-Midland Co.	29	2,108
		2,108
Gas Utilities–0.26%
UGI Corp.	126,647	4,612,484
		4,612,484
Ground Transportation–0.95%
JB Hunt Transport Services, Inc.	5,642	1,195,540
†Lyft, Inc. Class A	74,938	996,675
Ryder System, Inc.	42,941	8,790,452
†Uber Technologies, Inc.	58,207	4,186,830
Union Pacific Corp.	6,958	1,688,150
		16,857,647
Health Care Equipment & Supplies–1.44%
Abbott Laboratories	42,922	4,406,802
†Boston Scientific Corp.	31,306	1,964,452
†Globus Medical, Inc. Class A	21,928	1,889,316
†IDEXX Laboratories, Inc.	14,926	8,386,770
†Intuitive Surgical, Inc.	7,387	3,405,333
Medtronic PLC	19,317	1,673,818
ResMed, Inc.	12,931	2,902,751
Stryker Corp.	2,607	856,634
		25,485,876
Health Care Providers & Services–1.17%
Cardinal Health, Inc.	4,654	983,437
Cencora, Inc.	2,706	850,063
†Centene Corp.	40,122	1,313,594
Cigna Group	10,067	2,685,372
CVS Health Corp.	48,375	3,474,293
HCA Healthcare, Inc.	6,443	3,049,085
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Humana, Inc.	149	$25,835
McKesson Corp.	2,339	2,024,077
UnitedHealth Group, Inc.	21,272	5,755,991
Universal Health Services, Inc. Class B	2,354	421,295
		20,583,042
Health Care REITs–0.30%
Omega Healthcare Investors, Inc.	122,159	5,353,007
		5,353,007
Health Care Technology–0.06%
†Veeva Systems, Inc. Class A	5,713	1,003,546
		1,003,546
Hotels, Restaurants & Leisure–1.13%
Booking Holdings, Inc.	2,982	12,555,174
Boyd Gaming Corp.	185	15,203
Carnival Corp.	69,433	1,796,926
†Chipotle Mexican Grill, Inc.	47	1,505
Domino's Pizza, Inc.	5	1,794
Expedia Group, Inc.	14,293	3,300,111
Las Vegas Sands Corp.	13,875	747,585
McDonald's Corp.	4,970	1,544,626
		19,962,924
Household Durables–0.01%
DR Horton, Inc.	829	113,755
		113,755
Household Products–1.05%
Colgate-Palmolive Co.	104,316	8,890,853
Kimberly-Clark Corp.	7,332	707,318
Procter & Gamble Co.	61,897	8,940,402
		18,538,573
Independent Power and Renewable Electricity Producers–0.27%
AES Corp.	226,340	3,189,131
Vistra Corp.	10,171	1,529,006
		4,718,137
Industrial Conglomerates–0.00%
Honeywell International, Inc.	9	2,034
		2,034
Industrial REITs–0.48%
Prologis, Inc.	63,837	8,437,975
		8,437,975
Insurance–1.13%
Allstate Corp.	35,269	7,312,675
Axis Capital Holdings Ltd.	18	1,825
Chubb Ltd.	10,765	3,508,636
Globe Life, Inc.	13	1,809
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Insurance Group, Inc.	14	$1,893
RenaissanceRe Holdings Ltd.	12,650	3,759,960
Travelers Cos., Inc.	18,246	5,321,993
		19,908,791
Interactive Media & Services–8.09%
Alphabet, Inc. Class A	344,497	98,955,294
Meta Platforms, Inc. Class A	76,473	43,752,498
		142,707,792
IT Services–0.34%
Accenture PLC Class A	6,901	1,368,399
Cognizant Technology Solutions Corp. Class A	24,751	1,518,474
International Business Machines Corp.	12,965	3,142,586
		6,029,459
Life Sciences Tools & Services–0.84%
Danaher Corp.	6,373	1,208,321
†Illumina, Inc.	1,607	198,079
†Medpace Holdings, Inc.	11,035	5,298,896
†Mettler-Toledo International, Inc.	1,852	2,335,742
Thermo Fisher Scientific, Inc.	11,656	5,729,274
		14,770,312
Machinery–1.61%
Allison Transmission Holdings, Inc.	46,028	5,388,038
Caterpillar, Inc.	14,803	10,487,333
Cummins, Inc.	7,455	4,010,939
Donaldson Co., Inc.	5,523	468,737
Illinois Tool Works, Inc.	6,755	1,758,259
Mueller Industries, Inc.	39,385	4,363,858
Oshkosh Corp.	13,322	1,961,132
Snap-on, Inc.	5	1,816
		28,440,112
Media–0.08%
†Charter Communications, Inc. Class A	4,324	933,465
†Versant Media Group, Inc.	11,888	440,094
		1,373,559
Metals & Mining–0.85%
Alcoa Corp.	4,280	283,893
Anglogold Ashanti PLC	24,567	2,391,843
Newmont Corp.	70,225	7,601,856
Nucor Corp.	5,613	949,158
Southern Copper Corp.	22,065	3,796,504
		15,023,254
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.63%
Ameren Corp.	17,591	$1,933,603
Consolidated Edison, Inc.	81,170	9,186,820
		11,120,423
Oil, Gas & Consumable Fuels–3.29%
APA Corp.	154,018	6,536,524
Chevron Corp.	6,091	1,260,228
ConocoPhillips	2,289	302,148
Devon Energy Corp.	171,825	8,646,234
EOG Resources, Inc.	67,726	9,791,148
Exxon Mobil Corp.	160,808	27,282,685
HF Sinclair Corp.	4,819	300,657
Marathon Petroleum Corp.	6,428	1,569,589
SM Energy Co.	86	2,682
Valero Energy Corp.	9,480	2,342,318
		58,034,213
Passenger Airlines–0.09%
†United Airlines Holdings, Inc.	17,110	1,575,318
		1,575,318
Pharmaceuticals–2.64%
Bristol-Myers Squibb Co.	74,887	4,541,896
Eli Lilly & Co.	23,658	21,759,919
Johnson & Johnson	60,252	14,727,999
Merck & Co., Inc.	39,872	4,796,203
Pfizer, Inc.	25,788	724,127
		46,550,144
Professional Services–0.16%
Genpact Ltd.	74,749	2,784,400
Leidos Holdings, Inc.	9	1,400
		2,785,800
Real Estate Management & Development–0.09%
†Jones Lang LaSalle, Inc.	4,974	1,513,688
		1,513,688
Retail REITs–0.15%
Simon Property Group, Inc.	13,986	2,608,809
		2,608,809
Semiconductors & Semiconductor Equipment–14.39%
†Advanced Micro Devices, Inc.	45,367	9,229,009
Applied Materials, Inc.	22,420	7,662,932
Broadcom, Inc.	146,454	45,328,977
†Intel Corp.	80,075	3,533,710
KLA Corp.	4,544	6,690,631
Lam Research Corp.	81,653	17,445,980
Micron Technology, Inc.	48,356	16,336,591
NVIDIA Corp.	785,939	137,067,762
QUALCOMM, Inc.	63,189	8,137,479
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	15,726	$842,127
Texas Instruments, Inc.	9,086	1,763,956
		254,039,154
Software–8.66%
†Adobe, Inc.	58,037	14,107,634
†AppLovin Corp. Class A	12,340	4,911,320
†Autodesk, Inc.	5,430	1,299,942
†Cadence Design Systems, Inc.	5,340	1,483,826
†Docusign, Inc.	20,817	986,934
†Dropbox, Inc. Class A	61,800	1,404,096
†Fair Isaac Corp.	766	817,736
†Fortinet, Inc.	51,852	4,237,345
Intuit, Inc.	11,395	4,926,970
Microsoft Corp.	222,143	82,230,674
Oracle Corp.	47,398	6,972,720
†Palantir Technologies, Inc. Class A	71,451	10,451,852
Pegasystems, Inc.	25,701	1,093,835
RingCentral, Inc. Class A	67,680	2,517,019
Salesforce, Inc.	54,239	10,124,794
†ServiceNow, Inc.	22,617	2,364,607
†Teradata Corp.	29,395	753,394
†Zoom Communications, Inc. Class A	25,846	2,077,760
		152,762,458
Specialized REITs–1.31%
Gaming & Leisure Properties, Inc.	100,338	4,451,997
Millrose Properties, Inc.	27,387	766,836
VICI Properties, Inc.	656,870	17,945,688
		23,164,521
Specialty Retail–1.41%
Best Buy Co., Inc.	35,531	2,281,090
Home Depot, Inc.	23,304	7,664,453
Lowe's Cos., Inc.	3,746	885,105
TJX Cos., Inc.	67,809	10,829,097
†Ulta Beauty, Inc.	3,968	2,074,113
Williams-Sonoma, Inc.	6,257	1,140,839
		24,874,697
Technology Hardware, Storage & Peripherals–7.06%
Apple, Inc.	466,017	118,270,455
†Sandisk Corp.	2,557	1,624,564
Seagate Technology Holdings PLC	4,400	1,723,744
Western Digital Corp.	10,982	2,970,521
		124,589,284
Textiles, Apparel & Luxury Goods–0.36%
†Crocs, Inc.	4,851	402,730
†Deckers Outdoor Corp.	14,487	1,450,004
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Lululemon Athletica, Inc.	11,223	$1,718,241
Tapestry, Inc.	19,962	2,816,838
		6,387,813
Tobacco–0.99%
Altria Group, Inc.	198,852	13,122,243
Philip Morris International, Inc.	26,623	4,401,847
		17,524,090
Trading Companies & Distributors–0.86%
Fastenal Co.	74,317	3,448,309
Ferguson Enterprises, Inc.	15,673	3,655,884
MSC Industrial Direct Co., Inc. Class A	12,992	1,198,772
United Rentals, Inc.	4,438	3,233,349
WW Grainger, Inc.	3,422	3,732,752
		15,269,066
Total Common Stock (Cost $1,191,955,098)		1,730,389,783

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.77%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	31,156,236	$31,156,236
Total Money Market Fund (Cost $31,156,236)		31,156,236

TOTAL INVESTMENTS–99.82% (Cost $1,223,111,334)	1,761,546,019
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	3,158,676
NET ASSETS APPLICABLE TO 111,397,250 SHARES OUTSTANDING–100.00%	$1,764,704,695

†Non-income producing.

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
94	CME E-mini S&P 500 Index Futures	$30,882,525	$31,412,095	6/18/26	$—	$(529,570)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–5